Financial Income (Expenses) - Summary of Financial Income and Expenses (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Discounts obtained		R$ 337
Interest and fines on accounts receivable		372
Interest income arising from financial assets		29,360	R$ 398	R$ 73
Adjustment at present value		157
Other financial income		3,380
Total financial income		33,606	398	73
Financial expenses
Discounts granted		(161)
Interest and fines – liabilities		(8,977)
Interest on leases		(394)
Other financial expenses		(24,940)	(889)	(1)
Total financial expenses		(34,472)	(889)	(1)
Finance income (expense), net		R$ (866)	(491)	72
Boa Vista Servicos S A [member]
Financial income
Discounts obtained	R$ 479		411	27
Interest and fines on accounts receivable	606		1,238	1,019
Change in fair value of contingent consideration	0		0	79,538
Interest income arising from financial assets	97,320		149,994	54,265
Interest income on long term receivables	441		768	961
Other financial income	3,895		2,483	1,148
Total financial income	102,741		154,894	136,958
Financial expenses
Discounts granted	(448)		(807)	(894)
Interest and fines – liabilities	(356)		(136)	(174)
Interest on leases	(702)		(1,940)	(2,263)
Interest on bank loans and borrowings	0		(182)	(3,060)
Interest on debentures	0		(4,687)	(7,463)
Change in fair value of contingent consideration	0		(20,676)	0
Unwinding of the time value of money	(12,033)		(1,218)	(470)
Other financial expenses	(5,467)		(2,623)	(1,905)
Total financial expenses	(19,006)		(32,269)	(16,229)
Finance income (expense), net	R$ 83,735		R$ 122,625	R$ 120,729